CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Search and other	$ 71,967	$ 90,085
Advertising	59,697	63,707
Total Revenues	131,664	153,792
Costs and Expenses:
Cost of revenues	6,915	8,214
Customer acquisition costs and media buy	63,838	69,075
Research and development	9,529	14,532
Selling and marketing	30,795	31,636
General and administrative	11,188	14,852
Depreciation and amortization	9,909	13,647
Impairment charges	43,847
Restructuring charges		728
Total Costs and Expenses	176,021	152,684
Income (Loss) from Operations	(44,357)	1,108
Financial expense, net	3,522	5,456
Loss before Taxes on Income	(47,879)	(4,348)
Tax benefit	9,789	3,993
Net Loss from Continuing Operations	(38,090)	(355)
Net loss from discontinued operations		(4,668)
Net Loss	$ (38,090)	$ (5,023)
Net Loss per Share - Basic:
Continuing operations	$ (0.49)	$ (0.00)	[1]
Discontinued operations		(0.06)
Net Loss per Share - Diluted:
Continuing operations	(0.49)	(0.00)	[1]
Discontinued operations		$ (0.06)
Weighted average number of shares continuing and discontinued operations
Basic and Diluted	77,548,252	76,247,269

[1]	Less than $0.01